Provision for decommissioning costs	6 Months Ended
Jun. 30, 2023
Provision For Decommissioning Costs
Provision for decommissioning costs

15.	Provision for decommissioning costs

The following table details the amount of the provision for decommissioning costs by producing area:

	06.30.2023	12.31.2022
Onshore	455	418
Shallow waters	4,844	4,399
Deep and ultra-deep post-salt	10,622	9,988
Pre-salt	4,182	3,795
	20,103	18,600

Changes in the provision for decommissioning costs are presented as follows:

Non-current liabilities	2023 Jan-Jun	2022 Jan-Jun
Opening balance	18,600	15,619
Adjustment to provision	19	37
Transfers related to liabilities held for sale (1)	−	(1,075)
Use of provisions	(458)	(404)
Interest accrued	414	246
Others	(8)	(4)
Translation adjustment	1,536	1,055
Closing balance	20,103	15,474

(1)	In the six-month period ended June 30, 2022, it refers to the Golfinho and Camarupim Group (US$ 103), in Espírito Santo, the Albacora Leste Field (US$ 374), in Rio de Janeiro, the Norte Capixaba Group (US$ 32), in Espírito Santo state, and the Potiguar Group (US$ 566), in Rio Grande do Norte state.